Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options
A summary of the changes in Employee Share Options issued under the EMI Plan as of the year ended December 31, 2021 are as follows:

Options to purchase A Ordinary shares	Number of Options Outstanding	Weighted Average Strike Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	2,133,989	$0.07	7.7	$12,434
Granted	—	$—
Exercised	(2,103,951)	$0.07
Forfeited	(30,038)	$0.07
Outstanding at December 31, 2021	—	$—	—	$—
Exercisable at December 31, 2021	—	$—	—	$—

Options to purchase Ordinary Shares	Number of Options Outstanding	Weighted Average Strike Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	31,155	$4.76	2.0	$82
Granted	—	$—
Exercised	(31,155)	$4.76
Forfeited	—	$—
Outstanding at December 31, 2021	—	$—	—	$—
Exercisable at December 31, 2021	—	$—	—	$—

Options to purchase A Ordinary shares	Number of Options Outstanding	Weighted Average Strike Price	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	13,562,995	$0.11	$72,843
Granted	54,519	$0.08
Exercised	(13,569,609)	$0.11
Forfeited	(47,905)	$0.09
Outstanding at December 31, 2021	—	$—	$—
Exercisable at December 31, 2021	—	$—	$—

Options to purchase common share	Number of Options Outstanding	Weighted Average Strike Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2020	—	$—	—	$—
Granted	2,456,102	$11.04
Exercised	—	$—
Forfeited	—	$—
Outstanding at December 31, 2021	2,456,102	$11.04	9.9	$—
Exercisable at December 31, 2021	—	$—	—	$—

Schedule of Restricted Stock Units

	Number of Units Outstanding	Weighted Average Fair Value Per Unit
Outstanding at December 31, 2020	—	$—
Granted	4,227,759	$11.38
Vested	(939,502)	$11.38
Forfeited	—	$—
Outstanding at December 31, 2021	3,288,257	$11.38

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options to purchase A ordinary shares of Legacy Wejo issued during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Expected term (in years)	0.0	2.0
Expected volatility	72.6%	79.5%
Risk-free interest rate	0.1%	(0.1)%
Expected dividend yield	—%	—%
Underlying fair value of Ordinary share	$9.56	$0.05
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options under the 2021 Plan issued during the year ended December 31, 2021:

Year Ended
December 31, 2021
Expected term (in years)	6.0
Expected volatility	46.4%
Risk-free interest rate	1.3%
Expected dividend yield	—%
Underlying fair value of Ordinary share	$11.04

Share-based Compensation Allocation
Share-based compensation expense recorded is as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$46,029	$—
Sales and marketing	3,218	—
Technology and development	2,718	—
Cost of revenue	351	—
Total	$52,316	$—